Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Summary of revenue by channel

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	8,361,073	5,168,559	1,487,084
- Others	159,905	164,220	99,313
Total revenues	8,520,978	5,332,779	1,586,397